Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Company Revenue

The table below indicates the breakdown of the Company revenue by territory, based on the location of the end-customer:

	Year ended December 31, (in thousands of U.S. dollars)			Year ended December 31, (in percentages)
	2025	2024	2023	2025	2024	2023
North America	385	277	60	59%	53%	73%
Asia	118	87	5	18%	17%	6%
EMEA (including Israel)	144	158	17	23%	30%	21%
Total revenues	647	522	82	100%	100%	100%